Federal Home Loan Bank Advances - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances [Line Items]
Secured line of credit with the FHLB	$ 10,000
Federal Home Loan Bank advances	$ 217,759	$ 234,595
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Interest Rate	0.74%	0.03%
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Interest Rate	3.99%	3.99%